Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Building, property improvements and other property	135,132	104,600
Computer equipment and software	117,458	157,252
Construction in progress	42,677	54,849
Furniture, office and transportation equipment and others	20,367	15,064
	315,634	331,765
Less: accumulated depreciation and impairment	(130,473)	(128,417)
Net book value	185,161	203,348